Executive Share-Based Compensation	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Executive Share-Based Compensation
22)	EXECUTIVE SHARE-BASED COMPENSATION
Stock-based awards granted to executives are defined as equity instruments, considering that the services received from employees are settled by delivering shares. The cost of these equity instruments represents their estimated fair value at the grant date of each plan and is recognized in the statement of income during the periods in which the executives render services and vest the exercise rights.
Cemex, S.A.B. de C.V. sponsors different long-term restricted share-based compensation programs for a wide range of executives. For eligible executives, stock-based compensation represents a fixed percentage of such executive’s annual compensation (the “Stock Bonus”). This Stock Bonus was paid in the Parent Company’s CPOs until December 31, 2023 and will be paid in the Parent Company’s ADSs beginning January 1, 2024, considering certain management improvements that do not affect employees, and which number is determined on the award date by reference to the Stock Bonus amount and the stock market price of such award date (i.e., once the number of shares is determined, such number is fixed and will not change as a result of changes in the stock market price).
Under our long-term share-based compensation programs, the Company sponsors a program oriented to our top management, which is subject to internal and external performance metrics and rendering of services over a three-year period (the “Performance Plan”), and another program for key executives and key performers, which is subject only to the passage of time and rendering of services over a four-year period (the “Ordinary Plan” together with the Performance Plan, the “Share-Based Compensation Programs”). Shares awarded under the Ordinary Plan are initially restricted for sale and are proportionately released to the executives as services are rendered at the end of each year at a 25% rate over a four-year period, to the extent they remain in the Company at each settlement date. Once the executive is no longer employed by the Company, any shares awarded under the Ordinary Plan are forfeited. The Performance Plan, depending on their weighted achievement, may result in a final payout at the end of the third year between 0% and 200% of the target for each award. The fair value of the awards under the Performance Plan is determined using an option pricing model.
For the years 2023, 2022 and 2021, the changes in connection with the Share-Based Compensation Programs were as follows:

					ADSs equivalents delivered (thousands)
Plan	Target number of ADSs (thousands)	ADS price at award’s date 1	Fair value (%)	Fair value (millions)	2023	2022	2021	ADSs Forfeited (thousands)	ADSs Outstanding (thousands) 2
Performance Plans
2018	1,521.9	$6.3	149%	14.3	–	–	2,368.4	61.4	–
2019	2,303.0	$4.4	130%	13.2	–	3,062.8	–	57.7	–
2020	4,146.0	$2.3	155%	14.8	8,448.2	–	–	–	–
2021	1,227.2	$8.0	150%	14.7	–	–	–	–	1,840.8
2022	2,403.6	$4.3	149%	15.4	–	–	–	–	3,571.7
2023	2,825.4	$6.4	145%	26.1	–	–	–	–	4,094.1
Ordinary Plans
2017	2,704.4	$8.9	100%	23.9	–	–	19.1	103.9	–
2018	5,304.2	$6.5	100%	34.5	–	–	968.7	139.2	–
2019	8,048.2	$4.7	100%	37.5	42.4	1,521.4	1,725.0	118.3	–
2020	11,162.2	$2.5	100%	28.1	2,293.0	2,370.9	2,617.6	253.7	–
2021	5,716.6	$7.2	100%	41.3	1,442.7	1,465.6	1,634.6	39.3	1,232.2
2022	9,483.0	$4.9	100%	46.0	2,450.5	2,499.8	–	22.4	4,468.8
2023	6,531.9	$5.9	100%	38.4	1,765.0	–	–	–	4,766.8

					16,441.8	10,920.5	9,333.4	795.9	19,974.4

1	Average ADS price of the awards at the date of grant.

2
Until the final payout of the Performance Plans is determined after the conclusion of the three-year period for award, the number of ADSs outstanding assumes a payout considering the same percentage determined by the option pricing model.

Until December 31, 2022, under the Share-Based Compensation Programs, those eligible executives belonging to the operations of CLH and subsidiaries received shares of CLH, significantly sharing the same conditions of Cemex, S.A.B. de C.V.’s plans. During 2022 and 2021, executives received 813,980 shares and 713,927 shares, respectively, held in CLH’s treasury, corresponding to shares without restriction for sale. Beginning in 2023, CLH’s executives receive Cemex CPO awards.
In addition, those eligible executives belonging to the operations of CHP and subsidiaries receive shares of CHP, significantly sharing the same conditions of Cemex, S.A.B. de C.V.’s plans. During 2023, 2022 and 2021, executives received 1,516,657, 19,177,703 and 16,511,882 CHP’s shares, respectively, corresponding to shares without restriction for sale.
The combined compensation expense related to the Share-Based Compensation Programs described above as determined considering the fair value of the awards at the date of grant in 2023, 2022 and 2021, was recognized in the operating results of each subsidiary where the executives render services against other equity reserves and amounted to $61 in 2023, $52 in 2022 and $42 in 2021. The required Parent Company’s CPOs delivered to the executives to meet the Company’s awards are either newly issued or purchased, at the Company’s election. For these purposes, an external trust in which the executives are beneficiaries may receive funding from Cemex to incur these purchases from time to time. Upon issuance of newly issued CPOs, the Parent Company recycles the fair value of the stock from other equity reserves to additional paid-in
capital within equity. When the Parent Company funds the executives, it recognizes a decrease in other equity reserves against cash. As of December 31, 2023 and 2022, there were no options or commitments to make payments in cash to the executives based on changes in the market price of the Parent Company’s ADSs, CLH’s shares and/or CHP’s shares.